Taxes Payable - Schedule of Tax Payables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Tax Payables [Abstract]
Income tax payable	$ 613,773	$ 633,818
Withholding tax payable	215	231
VAT tax payable		535
Tax payables	$ 613,988	$ 634,584